Long-term Debt	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt

9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2012	June 30, 2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Loan Facilities – Drybulk Segment	716,354	741,103
Loan Facilities – Tanker Segment	224,985	317,011
Loan Facilities – Drilling Segment	1,607,500	1,519,168
Less: Deferred financing costs	(162,124)	(141,089)

Total debt	4,386,715	4,436,193
Less: Current portion	(1,102,085)	(1,053,638)
Long-term portion	$3,284,630	$3,382,555

Convertible Senior Notes and Related Borrow Facility

In conjunction with the Company's public offering of an aggregate of $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the "Notes") in November 2009 and April 2010, respectively (collectively, the "Convertible Senior Notes" or the "Notes"), the Company entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2012 and June 30, 2013, the share borrower returned an aggregate of 11,000,000 and 21,000,000, respectively, of the above-referenced loaned shares to the Company, which were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2012 and June 30, 2013.

The fair value of the outstanding loaned shares as of December 31, 2012 and June 30, 2013, was $40,160 and $28,237, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement during the six-month periods ended June 30, 2012 and 2013, was $1,483 and $1,475, respectively, and is included in "Interest and finance costs." The unamortized balance as of December 31, 2012 and June 30, 2013, was $5,707 and $4,232, respectively.

Effective September 19, 2011, the applicable conversion price of the Notes changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig common stock held by the Company. Since the Company's stock price was below the Notes conversion price of $6.9 as of June 30, 2013, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2012 and 2013, was $36,121 and $38,383, respectively, of which $18,621 and $20,883, respectively, are non-cash amortization of the discount on the liability component and $17,500 and $17,500, respectively, are the contractual interest paid semi-annually at a coupon rate of 5% per year. At December 31, 2012 and June 30, 2013, the net carrying amount of the liability component and unamortized discount were $610,969 and $631,852, respectively, and $89,031 and $68,148, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "OCR UDW Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of Ocean Rig's existing and future unsecured senior indebtedness.

The OCR UDW Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies OCR UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. During the period from March 15, 2012 to March 30, 2012, the remaining $18,000 of senior unsecured notes were also sold to third parties with a notional amount of $18,000 resulting in a gain of $709.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012, Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with Ocean Rig, the "Guarantors").

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (from October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and September 2024. Interest rates on the outstanding loans as at June 30, 2013, are based on LIBOR plus a margin, except for an amount of $430,556, from the loan facilities which are based on a fixed rate.

On September 27, 2012, the Company entered into two supplemental agreements relating to the credit facility dated March 31, 2006, to cure a shortfall in the security cover ratio and pledged 7,800,000 of its shares of Ocean Rig as additional security. On June 21, 2013, the Company signed an amendment and extended the pledge of the above shares from June 30, 2013 to September 16, 2013.

On October 24, 2012, the Company entered into a secured term bank loan of up to $107,669 to partially finance the construction costs relating to the newbuilding tankers Alicante, Mareta and Bordeira which were delivered in January 2013. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four semi-annual installments. During January 2013, the Company drew an amount of $100,856, to finance the delivery installment of the above three tankers.

On February 28, 2013, Drillships Ocean Ventures Inc., a majority owned subsidiary and Ocean Rig's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1.35 billion to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement is comprised of three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities. All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of each drillship . The Commercial Facilities mature five years after the first draw down date while the Eksportkreditt GIEK Facilities and KEXIM Facilites mature twelve years after the first draw down date or, at the lenders option, at the maturity date of the Commercial Facilities. In connection with this loan, Ocean Rig paid $22.4 million as loan origination fees, which have been classified in other non-current assets.

Under the agreement, Ocean Rig may only pay dividends or make other distributions in respect of its capital stock under the $1.35 billion secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig UDW maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment

On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers credit to the Company.  This credit is repayable to the yard in one bullet repayment two years after date of drawdown and it bears interest at 3% per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig that the Company owns, which pledge will be automatically released upon repayment of credit. During March 2013, the Company drew the total amount of $12,500 which is included in "Other non-current liabilities" in the unaudited interim consolidated balance sheet as of June 30, 2013.

In June 2013, Ocean Rig requested from Deutsche Bank Luxembourg SA and the lender accepted, to waive certain clauses of the loan agreements to amongst others, withdraw certain minimum cash requirements. Moreover, in June 2013, the Company requested from Nordea Finland Plc. its consent to reduce the notification days for the voluntary prepayment.

On July 12, 2013, Ocean Rig, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. (“DFHI”) and Drillships Projects Inc., entered into a $1.8 billion senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975.0 million (“Tranche B-1 Term Loans”) and tranche B-2 term loans in an aggregate principal amount equal to $825.0 million (“Tranche B-2 Term Loans” and, together with the Tranche B-1 Term Loans, the “Term Loans”), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances and the third quarter of 2016. The Term Loans are initially guaranteed by Ocean Rig and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by Ocean Rig to repay in full amounts outstanding under Ocean Rig's $800.0 million secured term loan agreement and the two $495.0 million senior secured credit facilities, amounted to $1,519,168 in aggregate. In line with ASC 470-10-45 “Short-Term Obligations Expected to Be Refinanced”, Ocean Rig has classified the outstanding balance of its bank loans as at June 30, 2013, in accordance with the terms of the Term loans. Unamortized balance of deferred finance fees associated with the repaid loans, amounted to approximately $23.3 million was written off in the statement of operations upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans has been released upon the repayment. On July 26, 2013, Ocean Rig through its wholly-owned subsidiaries DFHI and Drillships Projects Inc entered into an incremental amendment to the $1.8 billion senior term loan for additional tranche B-1 term loans in a principal amount of $100.0 million.

On August 1, 2013, the Company entered into two supplemental agreements relating to two term bank loans dated October 5, 2007 and March 13, 2008, respectively, to amend certain terms and cure a shortfall in the security cover ratio, and pledged an aggregate of 5,450,000 of its shares of Ocean Rig as additional security under the loans. The share pledge expires on December 31, 2013.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2012 and June 30, 2013, were $189,389 and $1,350,000, respectively. As of June 30, 2013, the Company is required to pay, on a quarterly basis, a commitment fee of 1.40%, per annum of its undrawn portion of the line of credit. The weighted-average interest rates on the above outstanding debt were 5.71% for the six-month period ended June 30, 2012 and 6.39% for the six-month period ended June 30, 2013.

The above loans and secured notes are secured by a first priority mortgage over the Company's vessels, rigs and drillships, corporate guarantees, a first priority assignment of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The Company's secured loan agreements contain certain operating and negative covenants, which may limit the ability of the Company and its subsidiaries to, without the lender's prior consent, change the flag, class, management or ownership of the vessels and drillships mortgaged under such facilities, incur additional indebtedness, create or permit to exist liens on the assets of the Company or its subsidiaries, make loans, make investments or capital expenditures, change the general nature of the Company's business and undergo a change in ownership or control. In addition, some of the vessels' owning companies are not permitted to pay any dividends to DryShips, nor is DryShips permitted to pay dividends or make other distributions in respect of its common shares to its shareholders, without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including minimum working capital requirements.

As of June 30, 2013, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements relating to its shipping segment. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of June 30, 2013, the Company was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements relating to its shipping segment, under which a total of $804,789 was outstanding as of June 30, 2013 (Note 3). As a result of this non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements relating to its shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans relating to its shipping segment that were in breach as of June 30, 2013, amounting to $1,058,113, as current at June 30, 2013.

As of June 30, 2013, the Company was in compliance with all the financial covenants contained in its debt agreements relating to its drilling segment.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the six-month periods ended June 30, 2012 and 2013, amounted to $107,280 and $119,366, respectively. These amounts net of capitalized interest of $27,262 and $34,466, for the six-month periods ended June 30, 2012 and 2013, respectively, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

The annual principal payments required to be made after June 30, 2013, taking into consideration the repayment of Ocean Rig's bank loans (as discussed above) and the new Term loans discussed above, including balloon payments, totaling $4,577,282 due through September 2024 are as follows:

June 30, 2014	$1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)
Total debt	$4,436,193